Schedule of Investments

ARK Space Exploration & Innovation ETF

April 30, 2024 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–96.9%

Aerospace & Defense - 38.5%
AeroVironment, Inc.*	137,498	$21,970,805
Airbus SE (France)	20,348	3,358,941
Archer Aviation, Inc., Class A*	2,202,815	8,546,922
Elbit Systems Ltd. (Israel)	19,012	3,857,915
HEICO Corp.	16,705	3,464,617
Kratos Defense & Security Solutions, Inc.*	1,169,425	20,839,154
L3Harris Technologies, Inc.	57,760	12,363,528
Lockheed Martin Corp.	5,802	2,697,524
Mynaric AG (Germany)*(a)	507,857	2,635,778
Rocket Lab USA, Inc.*	1,371,796	5,157,953
Thales SA (France)	34,688	5,847,166
Total Aerospace & Defense		90,740,303

Air Freight & Logistics - 1.4%
JD Logistics, Inc. (China)*(b)	2,951,054	3,225,422

Broadline Retail - 3.4%
Amazon.com, Inc.*	46,101	8,067,675

Diversified Telecommunication - 8.4%
Iridium Communications, Inc.	639,221	19,681,615

Electronic Equipment, Instruments & Components - 8.4%
Teledyne Technologies, Inc.*	6,552	2,499,457
Trimble, Inc.*	289,535	17,392,367
Total Electronic Equipment, Instruments & Components		19,891,824

Household Durables - 2.6%
Garmin Ltd.	42,552	6,147,487

Industrial Conglomerates - 1.5%
Honeywell International, Inc.	17,880	3,446,012

Interactive Media & Services - 2.1%
Alphabet, Inc., Class C*	30,480	5,018,227

Machinery - 9.1%
3D Systems Corp.*	265,434	889,204
Deere & Co.	17,231	6,744,386
Komatsu Ltd. (Japan)	386,388	11,649,335
Markforged Holding Corp.*	2,756,413	1,683,893
Velo3D, Inc.*	2,216,342	586,444
Total Machinery		21,553,262

Investments	Shares	Value
Passenger Airlines - 5.0%
Blade Air Mobility, Inc.*	2,045,859	6,526,290
Joby Aviation, Inc.*	1,029,990	5,201,450
Total Passenger Airlines		11,727,740

Semiconductors & Semiconductor Equipment - 5.7%
Teradyne, Inc.	116,217	13,518,362

Software - 10.8%
ANSYS, Inc.*	8,470	2,751,734
Dassault Systemes SE (France)	169,540	6,699,963
Palantir Technologies, Inc., Class A*	114,716	2,520,311
Synopsys, Inc.*	6,294	3,339,533
UiPath, Inc., Class A*	352,190	6,681,044
Unity Software, Inc.*	137,712	3,342,270
Total Software		25,334,855
Total Common Stocks
(Cost $316,849,487)		228,352,784
EXCHANGE - TRADED FUND–2.9%
Investments	Shares	Value

Equity Fund - 2.9%
The 3D Printing ETF*†
(Cost $12,965,159)	332,636	$6,895,544
MONEY MARKET FUND–0.1%
Goldman Sachs Financial Square Treasury Obligations Fund, 5.16% (c)
(Cost $321,141)	321,141	321,141
Total Investments–99.9%
(Cost $330,135,787)		235,569,469
Other Assets in Excess of Liabilities–0.1%		144,414
Net Assets–100.0%		$235,713,883

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of April 30, 2024.

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2024	Value ($) at 4/30/2024
Exchange - Traded Fund — 2.9%
Equity Fund — 2.9%
The 3D Printing ETF
16,332,566	–	(7,305,994)	(6,059,487)	3,928,459	–	–	332,636	6,895,544
$16,332,566	$–	$(7,305,994)	$(6,059,487)	$3,928,459	$–	$–	332,636	$6,895,544

Schedule of Investments

ARK Space Exploration & Innovation ETF

April 30, 2024 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2024, based upon the three levels defined above:

ARK Space Exploration & Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$228,352,784	$–	$–	$228,352,784
Exchange - Traded Fund	6,895,544	–	–	6,895,544
Money Market Fund	321,141	–	–	321,141
Total	$235,569,469	$–	$–	$235,569,469

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.